Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobiles-3.90%
Tesla, Inc.(b)	10,152,924	$6,900,942,443
Beverages-2.22%
Keurig Dr Pepper, Inc.	18,368,828	647,317,499
Monster Beverage Corp.(b)	6,849,951	625,743,024
PepsiCo, Inc.	17,905,371	2,653,038,821
		3,926,099,344
Biotechnology-4.18%
Alexion Pharmaceuticals, Inc.(b)	2,864,358	526,211,208
Amgen, Inc.	7,446,053	1,814,975,419
Biogen, Inc.(b)	1,951,038	675,585,928
Gilead Sciences, Inc.	16,253,638	1,119,225,513
Incyte Corp.(b)	2,850,027	239,772,771
Moderna, Inc.(b)	5,203,607	1,222,743,573
Regeneron Pharmaceuticals, Inc.(b)	1,356,829	757,843,270
Seagen, Inc.(b)	2,351,917	371,320,656
Vertex Pharmaceuticals, Inc.(b)	3,354,815	676,431,348
		7,404,109,686
Commercial Services & Supplies-0.52%
Cintas Corp.	1,361,396	520,053,272
Copart, Inc.(b)	3,065,968	404,186,562
		924,239,834
Communications Equipment-1.63%
Cisco Systems, Inc.	54,614,419	2,894,564,207
Electric Utilities-0.89%
American Electric Power Co., Inc.	6,476,605	547,856,017
Exelon Corp.	12,663,748	561,130,674
Xcel Energy, Inc.	6,974,996	459,512,736
		1,568,499,427
Electronic Equipment, Instruments & Components-0.18%
CDW Corp.	1,816,996	317,338,351
Entertainment-2.81%
Activision Blizzard, Inc.	10,069,726	961,054,650
Electronic Arts, Inc.	3,708,833	533,441,450
NetEase, Inc., ADR (China)	3,904,859	450,035,000
Netflix, Inc.(b)	5,746,234	3,035,218,261
		4,979,749,361
Food & Staples Retailing-1.61%
Costco Wholesale Corp.	5,734,994	2,269,165,076
Walgreens Boots Alliance, Inc.	11,202,243	589,350,004
		2,858,515,080
Food Products-1.01%
Kraft Heinz Co. (The)	15,851,564	646,426,780
Mondelez International, Inc., Class A	18,204,487	1,136,688,168
		1,783,114,948
Health Care Equipment & Supplies-1.85%
Align Technology, Inc.(b)	1,025,631	626,660,541
DexCom, Inc.(b)	1,253,297	535,157,819
IDEXX Laboratories, Inc.(b)	1,105,261	698,027,585
Intuitive Surgical, Inc.(b)	1,534,643	1,411,319,088
		3,271,165,033
Health Care Technology-0.17%
Cerner Corp.	3,904,920	305,208,547
Hotels, Restaurants & Leisure-1.95%
Booking Holdings, Inc.(b)	531,984	1,164,028,871
	Shares	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc., Class A(b)	4,220,224	$576,144,980
Starbucks Corp.	15,270,251	1,707,366,764
		3,447,540,615
Interactive Media & Services-12.15%
Alphabet, Inc., Class A(b)	2,561,320	6,254,205,563
Alphabet, Inc., Class C(b)	2,755,758	6,906,811,390
Baidu, Inc., ADR (China)(b)	3,357,807	684,656,847
Facebook, Inc., Class A(b)	20,405,770	7,095,290,287
Match Group, Inc.(b)	3,502,703	564,810,859
		21,505,774,946
Internet & Direct Marketing Retail-10.22%
Amazon.com, Inc.(b)	4,294,994	14,775,466,559
eBay, Inc.	8,828,852	619,873,699
JD.com, Inc., ADR (China)(b)	10,443,511	833,496,613
MercadoLibre, Inc. (Argentina)(b)	646,119	1,006,517,717
Pinduoduo, Inc., ADR (China)(b)	4,903,188	622,802,940
Trip.com Group Ltd., ADR (China)(b)	6,827,659	242,108,788
		18,100,266,316
IT Services-4.61%
Automatic Data Processing, Inc.	5,514,494	1,095,288,798
Cognizant Technology Solutions Corp., Class A	6,835,100	473,399,026
Fiserv, Inc.(b)	8,641,006	923,637,132
Okta, Inc., Class A(b)	1,620,637	396,537,461
Paychex, Inc.	4,670,193	501,111,709
PayPal Holdings, Inc.(b)	15,224,040	4,437,503,179
VeriSign, Inc.(b)	1,459,474	332,307,635
		8,159,784,940
Leisure Products-0.24%
Peloton Interactive, Inc., Class A(b)	3,482,869	431,945,413
Life Sciences Tools & Services-0.51%
Illumina, Inc.(b)	1,891,995	895,310,954
Machinery-0.23%
PACCAR, Inc.	4,499,060	401,541,105
Media-3.26%
Charter Communications, Inc., Class A(b)	2,445,071	1,763,996,473
Comcast Corp., Class A	59,417,782	3,388,001,930
Fox Corp., Class A	4,236,920	157,316,839
Fox Corp., Class B	3,282,333	115,538,122
Sirius XM Holdings, Inc.	53,014,637	346,715,726
		5,771,569,090
Multiline Retail-0.17%
Dollar Tree, Inc.(b)	3,006,035	299,100,483
Professional Services-0.21%
Verisk Analytics, Inc., Class A	2,100,551	367,008,271
Road & Rail-0.53%
CSX Corp.	29,446,839	944,654,595
Semiconductors & Semiconductor Equipment-15.38%
Advanced Micro Devices, Inc.(b)	15,746,211	1,479,041,599
Analog Devices, Inc.	4,779,922	822,911,371
Applied Materials, Inc.	11,844,772	1,686,695,533
ASML Holding N.V., New York Shares (Netherlands)	1,029,645	711,319,952
Broadcom, Inc.	5,291,437	2,523,168,819
Intel Corp.	52,330,883	2,937,855,772
KLA Corp.	1,986,489	644,039,599
Lam Research Corp.	1,848,281	1,202,676,447
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2021
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Marvell Technology, Inc.	10,617,476	$619,317,375
Maxim Integrated Products, Inc.	3,477,817	366,422,799
Microchip Technology, Inc.	3,544,872	530,809,133
Micron Technology, Inc.(b)	14,533,019	1,235,015,955
NVIDIA Corp.	8,073,879	6,459,910,588
NXP Semiconductors N.V. (China)	3,573,648	735,170,866
QUALCOMM, Inc.	14,618,427	2,089,411,771
Skyworks Solutions, Inc.	2,139,464	410,242,222
Texas Instruments, Inc.	11,968,520	2,301,546,396
Xilinx, Inc.	3,185,991	460,821,738
		27,216,377,935
Software-16.07%
Adobe, Inc.(b)	6,194,619	3,627,816,671
ANSYS, Inc.(b)	1,129,436	391,982,058
Atlassian Corp. PLC, Class A(b)	1,753,297	450,351,867
Autodesk, Inc.(b)	2,852,005	832,500,260
Cadence Design Systems, Inc.(b)	3,606,160	493,394,811
Check Point Software Technologies Ltd. (Israel)(b)	1,753,389	203,621,065
DocuSign, Inc.(b)	2,521,403	704,908,637
Intuit, Inc.	3,541,404	1,735,889,999
Microsoft Corp.	64,142,022	17,376,073,760
Splunk, Inc.(b)	2,124,168	307,112,209
Synopsys, Inc.(b)	1,977,315	545,323,704
	Shares	Value
Software-(continued)
Workday, Inc., Class A(b)	2,449,292	$584,743,972
Zoom Video Communications, Inc., Class A(b)	3,062,106	1,185,126,885
		28,438,845,898
Specialty Retail-0.61%
O’Reilly Automotive, Inc.(b)	904,163	511,946,132
Ross Stores, Inc.	4,621,590	573,077,160
		1,085,023,292
Technology Hardware, Storage & Peripherals-11.00%
Apple, Inc.	142,118,784	19,464,588,657
Textiles, Apparel & Luxury Goods-0.33%
lululemon athletica, inc.(b)	1,621,510	591,802,505
Trading Companies & Distributors-0.22%
Fastenal Co.	7,444,849	387,132,148
Wireless Telecommunication Services-1.32%
T-Mobile US, Inc.(b)	16,158,739	2,340,270,169
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $165,711,938,183)		176,982,083,593
OTHER ASSETS LESS LIABILITIES-0.02%		27,727,766
NET ASSETS-100.00%		$177,009,811,359

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$176,455,872,385	$526,211,208	$-	$176,982,083,593
Total Investments	$176,455,872,385	$526,211,208	$-	$176,982,083,593